Income taxes	12 Months Ended
Jun. 30, 2022
Income taxes
Income taxes

11 Income taxes

(a) Taxation recognized in consolidated profit or loss:

	For the year ended June 30,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Amounts recognized in consolidated profit or loss
Current tax
Provision for the year	306,679	200,170	252,989
Deferred tax
Origination and reversal of temporary differences (Note 11(c))	(95,730)	13,085	14,081
Tax expense on continuing operations	210,949	213,255	267,070

1)	Cayman Islands and the BVI

Pursuant to the rules and regulations of the Cayman Islands and the BVI, the Group is not subject to any income tax in the Cayman Islands and the BVI.

2)	Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiaries are subject to Hong Kong Profits Tax at the rate of 16.5% on their taxable income generated from the operations in Hong Kong. A two-tiered profits tax rates regime was introduced in 2018 where the first HKD2 million of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the Group to benefit from the progressive rates.

3)	Mainland China

Under the Corporate Income Tax (“CIT”) Law, the subsidiaries established in mainland China are subject to a unified statutory CIT rate of 25%.

A subsidiary established in Hengqin New Area of Zhuhai, a pilot free trade zone in the PRC, met the criteria for a preferential income tax rate of 15%.

4)	United States

Under United States Internal Revenue Code, the subsidiaries established in United States are subject to a unified Federal CIT rate of 21% and variable state income and franchise tax depends on which state the subsidiaries has nexus with. Most of subsidiaries in United States are operated in the state of California, and thus they will be subject to state income tax rate of 8.84%. Other subsidiaries in United States mainly are subject to state income tax rates ranging from 6.25% to 11.5% depending on the location of the operation.

5)	Indonesia

The subsidiary incorporated in Indonesia is subject to the prevailing statutory tax rate on taxable income. In response to the COVID-19 outbreak, the statutory tax rate was progressively lowered from 25% to 22% for fiscal years ended December 31, 2020 and 2021, and remain 22% from fiscal year ending December 31, 2022 onwards.

6)	India

Under the Income Tax Act 1961 enacted in India, the subsidiary incorporated in India is subject to a profit tax rate of 26%.

7)	Canada

Under the Canadian federal and provincial tax rules, the subsidiaries incorporated in Canada are subject to the combined Canadian federal and provincial statutory income tax rates ranging from 23% to 31% depending on the location of the operation.

8)	Singapore

Under the Income Tax Act enacted in Singapore, the subsidiaries incorporated in Singapore are subject to a tax rate of 17% on its chargeable income.

(b) Reconciliation between tax expense and accounting profit at applicable tax rates:

	For the year ended June 30,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Profit/(loss) before taxation	80,818	(1,216,192)	906,813
Notional tax on profit before taxation, calculated at the rates applicable to profits in the jurisdictions concerned	(48,050)	118,766	214,704
Tax effect of share-based compensation expenses and employee compensation expenses (Note 8(i))	96,011	70,330	20,254
Tax effect of other non-deductible expenses	6,566	10,433	10,935
Tax effect of loss from waiver of intercompany receivables of discontinued operations *	(61,548)	—	—
Tax benefit from disposal of subsidiaries	(24,779)	—	—
Effect of preferential tax treatments on assessable profits of a subsidiary (Note 11(a)(3))	(34,876)	(34,218)	(18,001)
Effect of fair value changes of paid-in capital subject to redemption and other preferential rights not recognized	207,942	—	—
Tax effect of exempted and non-taxable interest income	—	(6,245)	(4,044)
Effect of unused tax losses not recognized	35,382	72,969	44,888
Effect of deductible temporary differences not recognized/(utilized)	34,301	(18,780)	(1,666)
Actual tax expenses	210,949	213,255	267,070

Note:

*	The loss from waiver of intercompany receivables is related with the waiver of outstanding receivables due from Nome Design (Guangzhou) Co., Ltd. and Minihome Technology Co., Ltd. prior to the disposal in accordance with the share purchase agreements to sell their equity interests to Mr. Ye Guofu, the controlling shareholder of the Group.

(c) Movement in deferred tax assets

The components of deferred tax assets recognized in the consolidated statement of financial position and the movements during the reporting periods presented are as follows:

				Loss from
				waiver of
				intercompany
				receivables
	Unused	Intra-group		of
	tax	unrealized	Credit loss and	discontinued
	losses	profits	impairment	operations	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Deferred tax assets arising from:
At July 1, 2020	28,567	37,709	50,881	61,548	4,815	183,520
Charged to profit or loss (continuing operations)	6,278	(22,931)	683	—	2,885	(13,085)
Exchange rate difference	(592)	(82)	(1,217)	—	8	(1,883)
At June 30, 2021	34,253	14,696	50,347	61,548	7,708	168,552
Charged to profit or loss (continuing operations)	(2,536)	(3,556)	(8,673)	—	684	(14,081)
Exchange rate difference	(21)	(43)	(101)	—	27	(138)
At June 30, 2022	31,696	11,097	41,573	61,548	8,419	154,333

The Group only recognizes deferred income tax assets for cumulative tax losses if it is probable that future taxable amounts will be available to utilize those tax losses.

(d) Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following items, because it is not probable that future taxable profit against which the losses can be utilized will be available in the relevant tax jurisdiction.

	As at June 30,
	2021	2022
	RMB’000	RMB’000
Deductible temporary differences	127,500	107,964
Cumulative tax losses	483,437	630,807
Total	610,937	738,771

(e) Tax losses carried forward

Tax losses for which no deferred tax asset was recognized will expire as follows:

	As at		As at
	June 30,		June 30,
	2021	Expiry date	2022	Expiry date
	RMB’000		RMB’000
Expire	147,928	2022-2042	278,215	2023-2043
Never expire	335,509		352,592

Tax losses for which no deferred tax asset was recognized are related to subsidiaries that were established in recent years, which are not expected to derive sufficient taxable profits in the foreseeable future before unused tax losses expired.

(g) Uncertain tax position

The Group evaluates whether it is probable that tax authority will accept the tax treatment for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of June 30, 2021 and 2022, the Group did not have any significant unrecognized uncertain tax positions. The Group does not anticipate any significant increase to unrecognized tax benefit within the next 12 months. Interest and penalties related to income tax matters, if any, is included in income tax expense.